Trade Receivables, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Trade Receivables, Net [Abstract]
Schedule of trade receivables
	March 31	June 30
	2014	2013
Trade receivables	$20,134,524	$26,745,724
Allowance for bad debt	(969,623)	(731,475)
Total trade receivables, net	$19,164,901	$26,014,249

	June 30
	2013	2012
Trade receivables	$27,740,315	$27,328,853
Allowance for bad debt	(731,475)	(751,563)
Total trade receivables, net	$27,008,840	$26,577,290

Schedule of age analysis of past due trade receivables
AGE ANALYSIS OF PAST DUE TRADE	March 31	June 30
RECEIVABLES	2014	2013

1 - 30 Days Past Due	$488,533	$1,331,914
31 - 60 Days Past Due	219,893	724,023
Greater than 60 Days Past Due	1,220,715	1,224,162
Total Past Due	1,929,141	3,280,099
Current	18,205,383	23,465,625
Total Trade Receivables	$20,134,524	$26,745,724
Recorded Investment > 60 Days and accruing	$32,670	$53,069

AGE ANALYSIS OF PAST DUE TRADE RECEIVABLES	June 30
	2013	2012
1 - 30 Days Past Due	$1,331,914	$2,449,819
31 - 60 Days Past Due	724,023	997,284
Greater than 60 Days Past Due	1,224,162	1,564,355
Total Past Due	3,280,099	5,011,458
Current	24,460,216	22,317,395
Total Trade Receivables	$27,740,315	$27,328,853
Recorded Investment > 60 Days and accruing	$53,069	$372,928

Schedule of allowance for doubtful debts and recorded investment
ALLOWANCE FOR DOUBTFUL DEBTS AND	March 31	June 30
RECORDED INVESTMENT	2014	2013

Allowance for doubtful debts
Beginning balance	$731,475	$751,564
Charge-offs	(168,059)	(228,471)
Recoveries	(27,527)	(80,551)
Provision	424,681	371,779
Other comprehensive income (fx differences)	9,053	(82,846)
Ending balance	$969,623	$731,475

Ending balance - individually evaluated for impairment	$942,315	$932,933
Ending balance - collectively evaluated for impairment	$27,308	$36,690

Trade receivables
Ending balance	$20,134,524	$26,745,724
Ending balance - individually evaluated for impairment	$1,929,141	$3,280,099
Ending balance - collectively evaluated for impairment	$18,205,383	$23,465,625

ALLOWANCE FOR DOUBTFUL DEBTS AND RECORDED INVESTMENT	June 30
	2013	2012
Allowance for doubtful debts
Beginning balance	$751,564	$607,962
Charge-offs	(228,471)	(169,267)
Recoveries	(80,551)	(25,559)
Provision	371,779	366,167
Other comprehensive income (fx differences)	(82,846)	(27,740)
Ending balance	$731,475	$751,563

Ending balance - individually evaluated for impairment	$694,785	$718,087
Ending balance - collectively evaluated for impairment	$36,690	$33,476

Trade receivables
Ending balance	$27,740,315	$27,328,853
Ending balance - individually evaluated for impairment	$3,280,099	$5,011,458
Ending balance - collectively evaluated for impairment	$24,460,216	$22,317,395

Schedule of trade receivables on a non accrual basis
TRADE RECEIVABLES ON A NON ACCRUAL	March 31	June 30
BASIS	2014	2013

Trade receivables	$1,154,542	$1,520,531

TRADE RECEIVABLES ON A NON ACCRUAL BASIS	June 30
	2013	2012
Trade receivables	$1,520,531	$2,004,224

Schedule of Impaired loans

IMPAIRED LOANS	March 31, 2014
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment		Interest income recognised

With no allowance recorded
Trade receivables	$-	$-	$-	$-		$-
	$-	$-	$-	$-		$-
With an allowance recorded
Trade receivables	$1,154,542	$778,919	$969,623	$1,406,308	$15,695
	$1,154,542	$778,919	$969,623	$1,406,308		$15,695
Total
Trade receivables	$1,154,542	$778,919	$969,623	$1,406,308		$15,695
	$1,154,542	$778,919	$969,623	$1,406,308		$15,695

	June 30, 2013
	Recorded Investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized

With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,478	$2,079,319	$43,376
Total
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376

IMPAIRED LOANS	June 30, 2013
		Unpaid		Average	Interest
	Recorded	Principal	Related	recorded	income
	Investment	Balance	allowance	investment	recognised
With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
Total
Trade receivables	$1,520,531	$583,708	$731,475	$2,079,319	$43,376
	$1,520,531	$583,708	$731,475	$2,079,319	$43,376

	June 30,2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	recorded	income
	Investment	Balance	allowance	investment	recognised
With no allowance recorded
Trade receivables	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
With an allowance recorded
Trade receivables	$2,004,224	$526,457	$751,563	$2,017,685	$213,402
	$2,004,224	$526,457	$751,563	$2,017,685	$213,402
Total
Trade receivables	$2,004,224	$526,457	$751,563	$2,017,685	$213,402
	$2,004,224	$526,457	$751,563	$2,017,685	$213,402